Subsequent Events Subsequent Events (Details) $ in Thousands	1 Months Ended			12 Months Ended
	Mar. 31, 2023 vessel shares	Feb. 28, 2023 USD ($) vessel	Jan. 31, 2023 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Mar. 15, 2023 vessel
Subsequent Event [Line Items]
Proceeds from financing related to sales and leaseback of vessels, net of issuance costs (note 10) | $				$ 288,108	$ 140,226	$ 0
Common stock, shares authorized (in shares) | shares				585,000,000.0	585,000,000.0
Class A
Subsequent Event [Line Items]
Common Stock, Shares, Issued | shares				29,300,000	29,200,000
Common stock, shares authorized (in shares) | shares				485,000,000	485,000,000
Subsequent Event [Member] | Revolving Credit Facility 2023
Subsequent Event [Line Items]
Line Of Credit Facility, New Loan to be Completed | $		$ 350,000
Subsequent Event [Member] | 2023 Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares	600,000
Subsequent Event [Member] | 2007 Long-Term Incentive Plan | Class A
Subsequent Event [Line Items]
Common stock, shares authorized (in shares) | shares	1,291,416
Subsequent Event [Member] | Suezmax, LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Acquired | vessel							9
Number of Vessels to be repurchased | vessel	6
Subsequent Event [Member] | Suezmax, Aframax and LR2 Vessels
Subsequent Event [Line Items]
Number Of Vessels To Be Purchased | vessel		19
Subsequent Event [Member] | November 2021 and April 2022 Sale Leaseback
Subsequent Event [Line Items]
Sale Leaseback Transaction, Cost of Repurchase | $			$ 164,300
Subsequent Event [Member] | November 2021 and April 2022 Sale Leaseback | LR2 and Aframax Tankers
Subsequent Event [Line Items]
Number Of Vessels Acquired | vessel							8
Subsequent Event [Member] | November 2021 and April 2022 Sale Leaseback | Suezmax Tanker
Subsequent Event [Line Items]
Number Of Vessels Acquired | vessel							1